Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 01, 2012	Jun. 30, 2011
Document And Entity Information
Entity Registrant Name	Oneida Financial Corp.
Entity Central Index Key	0001485001
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 48,900,000
Entity Common Stock, Shares Outstanding		6,913,049
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011